Employee benefits (Tables)	6 Months Ended
Jun. 30, 2026
Employee Benefits
Schedule of employee related benefits

		Current liabilities		Non-current liabilities
	Notes	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Payroll, related charges and other remunerations		812	1,014	–	–
Charges related to share-based payments	28(a)	5	51	–	–
Employee post-retirement obligation	28(b)	69	68	1,185	1,214
		886	1,133	1,185	1,214

Schedule of fair value of the matching program

	2026 Program	2025 Program	2024 Program
Granted shares	1,870,710	2,453,783	2,244,659
Share price	16.07	10.13	12.02

Schedule of assumptions used for the monte carlo simulations

	2026 Program	2025 Program	2024 Program
Granted shares	2,014,599	1,973,979	1,873,175
Date shares were granted	May 5, 2026	May 6, 2025	April 29, 2024
Share price	15.93	9.31	12.49
Expected volatility	28.12%	33.82%	35.60%
Expected term (in years)	3	3	3
Expected shareholder return indicator	94.04%	87.67%	66.95%
Expected performance factor	92.23%	104.25%	97.00%

Schedule of reconciliation of assets and liabilities recognized in the statement of financial position

	June 30, 2026	December 31, 2025
Movements of assets ceiling
Balance at beginning of the period	997	860
Interest income	51	107
Changes on asset ceiling	(39)	(64)
Translation adjustment	38	94
Balance at end of the period	1,047	997

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(5,653)	(5,638)
Fair value of assets	5,542	5,471
Effect of the asset ceiling	(1,047)	(997)
Liabilities, net	(1,158)	(1,164)

Current assets	18	30
Non-current assets	78	88
Assets	96	118
Current liabilities	(69)	(68)
Non-current liabilities	(1,185)	(1,214)
Liabilities	(1,254)	(1,282)